Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Equity

19. Equity

a) Share capital

As at August 1, 2017, PagSeguro Brazil carried out a reverse share split of 2:1 shares which was approved and effective at the same date. As a consequence of the reverse share split, the share capital previously represented by 524,577,214 common shares, was reduced to 262,288,607 common shares. The reverse share split was accounted retrospectively.

At December 31, 2017, all issued shares were fully paid. At December 31, 2017, the share capital, after retroactively reflecting the reverse share split, is represented by 262,288,607 common shares, with no par value. Share capital is composed of the following shares:

December 31, 2015 shares outstanding (1)	220,808,044

Capitalization of control party related party payable (2)	13,305,204
Issuance of shares to UOL for transfer of Net+Phone and Boa Compra (3)	28,175,359

December 31, 2016 shares outstanding	262,288,607

December 31, 2017 shares outstanding	262,288,607

PagSeguro Brazil has reflected in its statement of changes in shareholders' equity the issuance of shares during the periods that such shares were issued. For earnings per share purposes, PagSeguro Brazil has considered 262,288,607 as outstanding during each of the years ended December 31, 2017 and 2016, as shares in (1), (2) and (3) above were issued to UOL, the control party, as part of the recapitalization.

(1)     The shareholder UOL increased PagSeguro Brazil share capital on August 1, 2015 by the amount of R$ 329,961 (164,980,523 shares) and on December 30, 2015, by the amount of R$ 69,087 (34,543,522 shares), in the total amount of R$ 399,048, through the transfer of assets and liabilities related to payment operations which had been previously recorded in UOL, thus centralizing these activities in PagSeguro Brazil from thereon, resulting in total shares outstanding at December 31, 2015 of 220,808,044;

(2)     On May 31 2016, UOL capitalized balances of related parties as a capital contribution in the amount of R$ 26,610 (13,305,204 shares);

(3)     On May 31 2016, UOL capitalized balances of related parties as a capital contribution in the amount of R$ 36,654 (18,327,103 shares) in Net+Phone. After that, as described in Note 2, in July 2016, UOL transferred its investment in Boa Compra and Net+Phone to PagSeguro Brazil, as a capital contribution in the amount of R$ 56,351 (28,175,359 shares).

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

b) Legal reserve

The legal reserve is established pursuant to the bylaws, at 5% of annual profit, up to the limit of 20% of paid-up share capital. The legal reserve will be used only for capital increases or absorption of losses.

c) Profit retention reserve

PagSeguro Brazil management is proposing the establishment of a profit retention reserve totaling R$ 312,047, relating to the profit for the year ended December 31, 2017 to cover PagSeguro Brazil capital budget, to be approved by the shareholders following the issuance of the financial statements.

d) Dividends

Pursuant to the bylaws, 1% of the profit of PagSeguro Brazil will be distributed as dividends to the shareholders.

PagSeguro Brazil bylaws establish that profit for the year and interest on own capital should be allocated, in full or in part, to the constitution of reserves. Presented below are the dividends distributed by each entity consolidated in these financial statements other than Net+Phone and BIVA which recorded accumulated losses in all periods presented:

	December 31,
PagSeguro Brazil	2017	2016	2015
Net income for the year	478,781	115,727	37,010
Net investment	-	-	(27,209)

Net income	478,781	115,727	9,801

Transfer to legal reserve (5%)	(23,939)	(5,786)	(490)

Adjusted income for the year	454,842	109,941	9,311

Mandatory minimum dividends (1%)	4,548	-	93
Additional dividends proposed (ii)	234,255	-	-

Total dividends distributed	238,803	-	93

Interest on own capital (i)	-	26,059	-

Number of common shares	262,289	262,289	220,808
Dividends per share (in reais)	0.9105	0.0000	0.0004

Interest on own capital	0.0000	0.0994	0.0000

       (i)            The distribution of interest on own capital was approved in the shareholders' meeting held on December 30, 2016.

     (ii)            At the Extraordinary General Shareholders Meeting held on September 29, 2017, PagSeguro Brazil's shareholders approved the distribution of (i) R$142,795 of dividends related to the six-month period ended June 30, 2017 and (ii) R$96,008 in additional dividends related to the year ended December 31, 2016. The total dividends distributed amounted to R$238,803, of which R$184,530 was offset against receivables under the centralized cash management with UOL and the balance of R$54,272 was paid in cash by PagSeguro Brazil to UOL. For further details, see Note 9.

	December 31,
Boa Compra	2017	2016	2015
Net income for the year	5,715	4,858	1,625
Transfer to legal reserve (5%) *	-	-	-

Adjusted income for the year	5,715	4,858	1,625

Mandatory minimum dividends (1%)	-	-	16
Additional dividends proposed	-	-	65

Total dividends distributed	-	-	81

Number of common shares	5,381,317	5,381,317	198,557
Dividends per share (in reais)	0,0000	0,0000	0,4079

❖  Allocation to legal reserve was not required because the legal reserve reached the limit of 20% of share capital.